Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	April 2021
Payment Date	5/17/2021
Transaction Month	26
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,786,699,020.71	60,790		58.1 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$317,750,000.00	2.65000%		April 15, 2020
Class A-2a Notes	$481,220,000.00	2.78%		February 15, 2022
Class A-2b Notes	$100,000,000.00	0.27463%	*	February 15, 2022
Class A-3 Notes	$491,350,000.00	2.78%		September 15, 2023
Class A-4 Notes	$159,770,000.00	2.85%		August 15, 2024
Class B Notes	$48,940,000.00	3.02%		October 15, 2024
Class C Notes	$32,620,000.00	3.25%		September 15, 2025
Total	$1,631,650,000.00
		* One-month LIBOR + 0.16%

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,767,069.98

Principal:
Principal Collections	$21,517,560.32
Prepayments in Full	$13,047,485.14
Liquidation Proceeds	$332,305.64
Recoveries	$193,547.40
Sub Total	$35,090,898.50
Collections	$36,857,968.48

Purchase Amounts:
Purchase Amounts Related to Principal	$344,683.71
Purchase Amounts Related to Interest	$1,459.44
Sub Total	$346,143.15

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$37,204,111.63

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	April 2021
Payment Date	5/17/2021
Transaction Month	26
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$37,204,111.63
Servicing Fee	$579,581.07	$579,581.07	$0.00	$0.00	$36,624,530.56
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$36,624,530.56
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$36,624,530.56
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$36,624,530.56
Interest - Class A-3 Notes	$832,731.60	$832,731.60	$0.00	$0.00	$35,791,798.96
Interest - Class A-4 Notes	$379,453.75	$379,453.75	$0.00	$0.00	$35,412,345.21
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,412,345.21
Interest - Class B Notes	$123,165.67	$123,165.67	$0.00	$0.00	$35,289,179.54
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,289,179.54
Interest - Class C Notes	$88,345.83	$88,345.83	$0.00	$0.00	$35,200,833.71
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$35,200,833.71
Regular Principal Payment	$31,923,205.42	$31,923,205.42	$0.00	$0.00	$3,277,628.29
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,277,628.29
Residual Released to Depositor	$0.00	$3,277,628.29	$0.00	$0.00	$0.00
Total		$37,204,111.63

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$31,923,205.42
Total					$31,923,205.42
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$31,923,205.42	$64.97	$832,731.60	$1.69	$32,755,937.02	$66.66
Class A-4 Notes	$0.00	$0.00	$379,453.75	$2.38	$379,453.75	$2.38
Class B Notes	$0.00	$0.00	$123,165.67	$2.52	$123,165.67	$2.52
Class C Notes	$0.00	$0.00	$88,345.83	$2.71	$88,345.83	$2.71
Total	$31,923,205.42	$19.56	$1,423,696.85	$0.87	$33,346,902.27	$20.43

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	April 2021
Payment Date	5/17/2021
Transaction Month	26

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$359,452,491.24	0.7315610	$327,529,285.82	0.6665906
Class A-4 Notes	$159,770,000.00	1.0000000	$159,770,000.00	1.0000000
Class B Notes	$48,940,000.00	1.0000000	$48,940,000.00	1.0000000
Class C Notes	$32,620,000.00	1.0000000	$32,620,000.00	1.0000000
Total	$600,782,491.24	0.3682055	$568,859,285.82	0.3486405

Pool Information
Weighted Average APR	3.038%	3.033%
Weighted Average Remaining Term	36.90	36.04
Number of Receivables Outstanding	36,757	35,809
Pool Balance	$695,497,283.35	$660,137,004.02
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$639,768,919.40	$607,315,309.79
Pool Factor	0.3892638	0.3694730

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,079,138.42
Yield Supplement Overcollateralization Amount	$52,821,694.23
Targeted Overcollateralization Amount	$91,277,718.20
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$91,277,718.20

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,079,138.42
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,079,138.42
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,079,138.42

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	April 2021
Payment Date	5/17/2021
Transaction Month	26
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		59	$118,244.52
(Recoveries)		73	$193,547.40
Net Loss for Current Collection Period			$(75,302.88)
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			-0.1299%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6267%
Second Prior Collection Period			0.1928%
Prior Collection Period			0.5219%
Current Collection Period			-0.1333%
Four Month Average (Current and Prior Three Collection Periods)			0.3020%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,332	$11,518,303.34
(Cumulative Recoveries)			$1,631,911.94
Cumulative Net Loss for All Collection Periods			$9,886,391.40
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5533%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,939.24
Average Net Loss for Receivables that have experienced a Realized Loss			$4,239.45

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.68%	190	$4,477,917.65
61-90 Days Delinquent	0.11%	29	$756,131.82
91-120 Days Delinquent	0.03%	8	$189,413.12
Over 120 Days Delinquent	0.06%	16	$415,159.54
Total Delinquent Receivables	0.88%	243	$5,838,622.13

Repossession Inventory:
Repossessed in the Current Collection Period		16	$420,363.81
Total Repossessed Inventory		28	$741,300.69

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1876%
Prior Collection Period			0.1741%
Current Collection Period			0.1480%
Three Month Average			0.1699%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2061%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	April 2021
Payment Date	5/17/2021
Transaction Month	26

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	71	$1,625,574.78
2 Months Extended	96	$2,309,654.68
3+ Months Extended	16	$396,993.41

Total Receivables Extended	183	$4,332,222.87

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer